                           NATIONS GOVERNMENT INCOME
                             TERM TRUST 2004, INC.





                                  A N N U A L
                                  R E P O R T


                      For the Year Ended December 31, 2001






                                                                         NATIONS
                                                                      GOVERNMENT
                                                                     INCOME TERM
                                                                      TRUST 2004


          NOT                                                   MAY LOSE VALUE
          FDIC
          INSURED                                               NO BANK GUARANTEE

SHARES OF THE COMPANY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY BANK OF AMERICA , N.A. ("BANK OF AMERICA"), OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE COMPANY INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

AFFILIATES OF BANK OF AMERICA PROVIDE INVESTMENT ADVISORY AND OTHER SERVICES TO THE COMPANY, FOR WHICH THEY ARE COMPENSATED.

NATIONS GOVERNMENT INCOME TERM TRUST 2004, INC.

DEAR SHAREHOLDER:

We welcome the opportunity to provide you with the annual report for Nations Government Income Term Trust 2004, Inc. (the "Company") for the 12-month period ending December 31, 2001, and to share our outlook for the near term.

INVESTMENT OBJECTIVES

The Company is a closed-end investment company, and its shares are traded on the New York Stock Exchange under the symbol "NGF." The Company's investment objectives are to seek to provide a high level of current income and to return $10 per share (the initial public offering price per share) to shareholders on or about February 28, 2004.

PORTFOLIO PERFORMANCE*

For the 12-month period ending December 31, 2001, the Company distributed net investment income of $0.47 per share. The December monthly dividend rate was $0.039 per share, which equates to an annualized yield of 4.68%, based on the initial offering price of $10.00 per share and a current annualized yield of 4.60%, based upon the closing market price of $10.17 per share on December 31, 2001.

The net asset value of the Company's shares on December 31, 2001 was $10.36 per share. The Company's total return for the 12-month period was 9.49%, based on its net asset value at the end of the year.

MARKET ENVIRONMENT

The bond market environment over the past year was shaped by persistent economic weakness, including the summertime energy debacle in California, the events of September 11 and the resulting war against terrorism. The current recession is the first downturn in a decade, and problems persist in the job market and corporate earnings.

Not all news has been negative. An aggressively easing Federal Reserve Board (the "Fed") has helped consumer confidence along with consumer spending. A good case can be made for a relatively short period of sub-par growth. The equity market has rallied well from its September lows, and it looks as though some tentative signs of economic improvement emerged late in the year. Short maturity yields have tracked the Federal Funds rate lower during the year, as the two-year U.S. Treasury yield dropped over 2% to 3.05% by year end. The long bond, meanwhile, ended the year at 5.48%, almost exactly where it began. The yield curve steepened sharply during the year (shorter maturity securities yielded less than longer maturity securities), spurred by weaker economic data and continued easing by the Fed.

Market performance kept pace with the corporate bond sector, which substantially outperformed the Treasury market. Rapidly declining interest rates and an accommodative Fed underpinned strong domestic and global interest in the U.S. corporate bond market. Yields on spread sectors, such as mortgages, also exceeded treasury performance, as the U.S. response to an economic recession and terrorism inspired confidence in our financial markets.

MARKET OUTLOOK

The events of September 11, 2001 and beyond extended the downturn in the economy. Consumer spending slowed while Americans stayed home, absorbed in the media coverage. Many companies that had been reluctant to cut jobs relented and reduced payrolls due to heightened uncertainty. Stocks "sold off" again in the fall as a reaction to the threat of terrorism. Recently, however, economic prospects seem to have begun to improve. Manufacturing is showing signs of life, the housing industry remains robust, and consumer spending has picked up again. As we attempt to redefine what is "normal", we feel prospects for resumption of positive growth in 2002 may increase rapidly. Going into the new year, we are cautiously optimistic about the economy and think corporate profits and jobs may begin to see improvement in the first half of 2002. Risks remain both here and abroad, however, and a return to economic growth may not likely follow a

---------------

*THE PAST PERFORMANCE QUOTED IS NOT AN INDICATION OF FUTURE RESULTS.

straight line. Given the outlook for modest economic improvement with little or no inflation, we believe the bond market may level out, and the Fed may move to the sidelines after perhaps one more easing.

We thank you for your continued support.

Sincerely,

/s/ Robert H. Gordon
Robert H. Gordon
President

December 31, 2001

Nations Government Income Term Trust 2004, Inc.
  STATEMENT OF NET ASSETS                                      DECEMBER 31, 2001

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 5.0%
            FEDERAL HOME LOAN MORTGAGE CORPORATION
            (FHLMC) -- 2.0%
            GOLD:
 $   587      5.500% 06/01/03.....................   $    598
   1,796      6.000% 08/01/03.....................      1,820
      60      8.000% 11/01/03.....................         60
                                                     --------
                                                        2,478
                                                     --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
            (FNMA) -- 3.0%
   2,048      6.500% 01/18/04.....................      2,085
   1,523    REMIC: Certificate G93-32 H, CMO, AD,
              6.750% 09/25/03.....................      1,559
                                                     --------
                                                        3,644
                                                     --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $6,059).......................      6,122
                                                     --------
            MUNICIPAL BONDS AND NOTES -- 11.6%
            ILLINOIS -- 3.0%
   3,845    University of Illinois, Revenue Bonds,
              Auxiliary Facilities, Series 1991,
              (AMBAC Insured),
              3.340%*** 04/01/04..................      3,569
                                                     --------
            KENTUCKY -- 1.5%
   2,000    Kentucky State Turnpike Authority,
              Economic Development Revenue,
              Capital Appreciation, Series 1992,
              (FGIC Insured),
              3.260%*** 01/01/04..................      1,875
                                                     --------
            TEXAS -- 6.0%
   2,080    Lower Colorado River Authority, Texas,
              Revenue Bonds, Capital
              Appreciation, Series 1991B,
              (AMBAC Insured),
              3.190%*** 01/01/04..................      1,952
   2,500    San Antonio, Texas, Electric & Gas
              Revenue, Capital Appreciation,
              Series 1989A, (AMBAC Insured),
              3.240%*** 02/01/04..................      2,338

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
 $ 3,165    Texas State, GO, Capital Appreciation,
              Series 1992, (FGIC Insured),
              3.230%*** 04/01/04..................   $  2,945
                                                     --------
                                                        7,235
                                                     --------
            WASHINGTON -- 1.1%
   1,500    Washington State, Public Power Supply
              System Revenue, Series 1990,
              (MBIA-IBC Insured),
              3.370%*** 07/01/04..................      1,380
                                                     --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $13,480)......................     14,059
                                                     --------
            U.S. GOVERNMENT AND AGENCY
            OBLIGATIONS -- 71.7%
            FEDERAL HOME LOAN BANK (FHLB) -- 12.4%
  10,400      6.375% 11/14/03.....................     10,936
   4,000      5.100% 02/05/04.....................      4,128
                                                     --------
                                                       15,064
                                                     --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION
            (FHLMC) -- 13.5%
  15,900      5.250% 02/15/04.....................     16,481
                                                     --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
            (FNMA) -- 45.8%
  12,900      5.750% 04/15/03.....................     13,418
     511      7.000% 08/01/03.....................        526
  40,705      4.750% 03/15/04.....................     41,761
                                                     --------
                                                       55,705
                                                     --------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
              (Cost $84,590)......................     87,250
                                                     --------
            U.S. TREASURY OBLIGATIONS -- 8.0%
              (Cost $9,034)
            U.S. TREASURY NOTES -- 8.0%
   9,220      5.875% 02/15/04.....................      9,730
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Government Income Term Trust 2004, Inc.
  STATEMENT OF NET ASSETS (CONTINUED)                          DECEMBER 31, 2001

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            SHORT TERM INVESTMENTS -- 2.4%
              (Cost $2,959)
            FEDERAL HOME LOAN MORTGAGE CORPORATION
            (FHLMC) CERTIFICATES -- 2.4%
 $ 3,000    Discount note 09/20/02................   $  2,959
                                                     --------
            TOTAL INVESTMENTS
              (Cost $116,122*).............   98.7%   120,120
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................    1.3%
            Cash..................................   $    158
            Interest receivable...................      1,448
            Administration fee payable............         (5)
            Accrued expenses and other
              liabilities.........................        (59)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................      1,542
                                                     --------
            NET ASSETS.....................  100.0%  $121,662
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $  4,337
            Accumulated net realized gain on
              investments sold....................        739
            Net unrealized appreciation of
              investments.........................      3,998
            Paid-in capital.......................    112,588
                                                     --------
            NET ASSETS............................   $121,662
                                                     ========
            Net asset value per share
              ($121,661,651/11,743,524 shares of
              common stock outstanding)...........     $10.36
                                                     ========

---------------

  *  Federal income tax information (see note 5).
*** Zero Coupon Security. The rate shown is the effective yield at December 31, 2001.

ABBREVIATIONS:

    AD          Accretion Directed
    AMBAC       American Municipal Bond Assurance Corporation
    CMO         Collateralized Mortgage Obligation
    FGIC        Financial Guaranty Insurance Company
    GO          General Obligation
    MBIA-IBC    Municipal Bond Insurance Association -- Insured
                Bond Certificate
    REMIC       Real Estate Mortgage Investment Conduit

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

Nations Government Income Term Trust 2004, Inc.
  STATEMENT OF OPERATIONS

For the year ended December 31, 2001

(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................    $        6,499
                                                                --------------
EXPENSES:
Investment advisory fee.....................................               598
Administration fee..........................................               299
Transfer agent fees.........................................                61
Legal and audit fees........................................                68
Custodian fees..............................................                 7
Directors' fees and expenses................................                12
Printing expense............................................                34
Other.......................................................                64
                                                                --------------
    Total expenses..........................................             1,143
Fees waived by investment advisor and administrator.........              (844)
Fees reduced by credits allowed by the custodian............                (6)
                                                                --------------
    Net expenses............................................               293
                                                                --------------
NET INVESTMENT INCOME.......................................             6,206
                                                                --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................             1,305
Net change in unrealized appreciation/(depreciation) of
  investments...............................................             3,190
                                                                --------------
Net realized and unrealized gain/(loss) on investments......             4,495
                                                                --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $       10,701
                                                                ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Government Income Term Trust 2004, Inc.
  STATEMENT OF CHANGES IN NET ASSETS

                                                                  YEAR ENDED        YEAR ENDED
                                                                   12/31/01          12/31/00
                                                                  ------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $        6,206    $        6,935
Net realized gain/(loss) on investments.....................             1,305              (156)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................             3,190             3,402
                                                                --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations................................................            10,701            10,181
Distributions to shareholders from net investment income....            (5,496)           (6,190)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................                (9)           (2,957)
                                                                --------------    --------------
Net increase/(decrease) in net assets.......................             5,196             1,034
                                                                --------------    --------------
NET ASSETS:
Beginning of year...........................................           116,466           115,432
                                                                --------------    --------------
End of year.................................................    $      121,662    $      116,466
                                                                ==============    ==============
Undistributed net investment income at end of year..........    $        4,337    $        3,644
                                                                ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

Nations Government Income Term Trust 2004, Inc.
  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year.

                                                        YEAR          YEAR        YEAR         YEAR         YEAR
                                                        ENDED        ENDED        ENDED        ENDED        ENDED
                                                      12/31/01#     12/31/00    12/31/99#    12/31/98#    12/31/97#
                                                     --------------------------------------------------------------
OPERATING PERFORMANCE:
Net asset value, beginning of year.................   $   9.92      $   9.56    $  10.00     $   9.73     $   9.27
                                                      --------      --------    --------     --------     --------
Income from investment operations:
Net investment income..............................       0.53          0.59        0.62         0.65         0.74
Net realized and unrealized gain/(loss) on
  investments......................................       0.38          0.26       (0.49)        0.19         0.29
                                                      --------      --------    --------     --------     --------
Net increase/(decrease) in net assets resulting
  from investment operations.......................       0.91          0.85        0.13         0.84         1.03
Dividends from net investment income...............      (0.47)        (0.52)      (0.59)       (0.59)       (0.61)
Increase from repurchase of common shares..........         --*         0.03        0.02         0.02         0.04
                                                      --------      --------    --------     --------     --------
Net asset value, end of year.......................   $  10.36      $   9.92    $   9.56     $  10.00     $   9.73
                                                      ========      ========    ========     ========     ========
Market value, end of year..........................   $ 10.170      $  9.438    $  8.875     $  9.438     $  8.813
                                                      ========      ========    ========     ========     ========
Total return++.....................................      12.95%        12.60%       0.24%       14.27%       18.24%
                                                      ========      ========    ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (000)......................   $121,662      $116,466    $115,432     $124,379     $124,403
Ratio of operating expenses to average net
  assets...........................................       0.25%         0.19%       0.21%        0.26%        0.27%
Ratio of operating expenses to average net assets
  without fees reduced by credits allowed by the
  custodian........................................       0.25%##       0.20%       0.22%        0.28%        0.28%
Ratio of net investment income to average net
  assets...........................................       5.18%         6.06%       6.36%        6.56%        7.86%
Portfolio turnover rate............................         56%          125%         26%          39%          11%
Ratio of operating expenses to average net assets
  without waivers, expenses reimbursed and/or fees
  reduced by credits allowed by the custodian......       0.96%##       0.90%       0.92%        1.00%        0.99%

---------------

 ++    Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and is based on market value at period end.
  #    Per share net investment income has been calculated using the monthly average shares method.
 ##    The effect of the custodial expense offset (note 2) on the operating expense ratio, with and without waivers, was less than
       0.01%.
  *    The effect of repurchase of common shares during the year was less than $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Government Income Term Trust 2004, Inc.
  NOTES TO FINANCIAL STATEMENTS

Nations Government Income Term Trust 2004, Inc. (the "Company") was incorporated under the laws of the State of Maryland on November 3, 1993, and is registered with the Securities and Exchange Commission as a diversified closed-end, management investment company under the Investment Company Act of 1940, as amended. The Company commenced operations on February 28, 1994.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Company in the preparation of its financial statements.

Securities valuation: Securities are valued using prices provided by a pricing service, which may be based on a matrix system which considers such factors as security prices, yields and maturities. The value of mortgage-backed securities can be significantly affected by changes in interest rates. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Directors. Certain securities may be valued by one or more principal market makers. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis.

Effective January 1, 2001, the Company has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies which requires the Company to classify gains and losses realized on principal paydowns received on mortgage-backed securities, previously included in realized gain/loss, as part of interest income. The adoption of this accounting principle has no effect on the Company's net asset value but changed the classification between interest income and realized gain/loss on the statement of operations. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change. The impact of the adoption of this principle is not material to the financial statements.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Company enters into such transactions, the Company instructs its custodian to segregate liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Inverse floating rate obligations: Inverse floating rate obligations ("inverse floaters") are tranches of a real estate mortgage investment conduit ("REMIC") or collateralized mortgage obligation ("CMO") with an interest rate that moves inversely to a specified index. The interest rate, which is adjusted periodically, is based on a formula incorporating a specific index times a multiplier, plus or minus a spread over the index. The value and related unrealized and realized gain or loss (due to changes in interest rates) on an inverse floater can be much more volatile than other debt securities because of the inverse floater's multiple to the index. The Company held no inverse floaters at December 31, 2001.

Dividends and distributions to shareholders: It is the Company's policy to declare and pay distributions from net investment income monthly to shareholders. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: The Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income taxes.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

The Company has entered into an investment advisory agreement with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a

Nations Government Income Term Trust 2004, Inc.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation. Pursuant to the investment advisory agreement, the Company pays BA Advisors a monthly fee equal to an annual rate of 0.50% of the Company's average weekly net assets. For the year ended December 31, 2001, BA Advisors voluntarily waived all of its fees.

The Company and BA Advisors have entered into a sub-advisory agreement with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at an annual rate of 0.15% of the Company's average weekly net assets. For the year ended December 31, 2001, BACAP voluntarily waived all of its fees.

BA Advisors is also the Company's administrator. In its role as administrator, BA Advisors supervises the Company's overall day-to-day operations and provides certain administrative services. BA Advisors also maintains certain of the Company's books and records and furnishes, at its own expense, such clerical assistance, bookkeeping and other administrative services as the Company may reasonably require in the conduct of its business. As compensation for both the administrative services and the expenses assumed by BA Advisors, the Company pays BA Advisors a monthly fee equal to an annual rate of 0.25% of the Company's average weekly net assets. For the year ended December 31, 2001, BA Advisors voluntarily waived administration fees of $245,423.

The Bank of New York ("BNY") serves as sub-administrator of the Company pursuant to an agreement with BA Advisors and provides certain administrative services in support of the operations of the Company. The fees of BNY are paid out of the fees paid to BA Advisors by the Company for administrative services.

PFPC Inc. ("PFPC") serves as the transfer agent and dividend disbursing agent for the Company.

BNY serves as the custodian of the Company's assets. For the year ended December 31, 2001, expenses of the Company were reduced by $6,152 under expense offset arrangements with BNY. The Company could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

No officer, director or employee of Bank of America, BA Advisors or BACAP or any affiliate thereof, receives any compensation from the Company for serving as a Director or Officer of the Company.

3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the year ended December 31, 2001, were $76,971,530 and $63,001,822, respectively.

4.  COMMON STOCK

At December 31, 2001, 1,000,000,000 shares of common stock, $0.001 par value, were authorized.

The Board of Directors of the Company has approved a stock repurchase plan that gives the Company the flexibility to engage in repurchases of its outstanding common stock. Accordingly, shareholders are notified that, from time to time, the Company may purchase shares of its common stock in an open market when management believes that such purchases are appropriate in light of market conditions, including the presence of a market discount. For the years ended December 31, 2001 and December 31, 2000, the Company repurchased shares of its common stock in the open market at an average discount of approximately 6% and 8%, respectively, from its net asset value. All repurchased shares have been retired by the Company.

Common stock transactions were as follows:

                                                               YEAR ENDED            YEAR ENDED
                                                                12/31/01              12/31/00
                                                            ----------------   ----------------------
                                                            SHARES   AMOUNT     SHARES      AMOUNT
                                                            -----------------------------------------
Shares repurchased by the Company.........................  (1,000)  $(9,500)  (332,682)  $(2,957,051)
                                                            ------   -------   --------   -----------

Nations Government Income Term Trust 2004, Inc.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  INCOME TAXES

Information on the tax components of capital is as follows:

Cost of investments for tax purposes........................  $116,120,638
Gross tax unrealized appreciation...........................     3,999,312
Gross tax unrealized depreciation...........................            --
Net tax unrealized appreciation/(depreciation) on
  investments...............................................     3,999,312
Undistributed ordinary income/(accumulated ordinary loss)...     4,336,841
Undistributed long-term gains/(accumulated capital loss)....       738,400

The tax composition of dividends (other than return of capital dividends for the year) was as follows:

Ordinary income.............................................  $5,496,047
Long-term capital gains.....................................          --

Certain reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. These reclassifications are due primarily to different book and tax accounting for REMICs and paydowns.

The Company utilized $763,787 of capital loss carryforward during the year.

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2001, the Company has elected to defer losses of $4,352 under these rules.

Nations Government Income Term Trust 2004, Inc.
  REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
NATIONS GOVERNMENT INCOME TERM TRUST 2004, INC.

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Government Income Term Trust 2004, Inc. (the "Company") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
New York, New York
February 15, 2002

Nations Government Income Term Trust 2004, Inc.
  ADDITIONAL INFORMATION REGARDING THE COMPANY'S DIRECTORS AND PRINCIPAL
OFFICERS                                                             (UNAUDITED)

The Directors and principal officers of the Company are listed below together with their age, address, position held with the Company, principal occupation during the past five years, number of portfolios in the Nations Funds complex overseen by the Directors, and other principal business affiliations. All of the Directors of the Company are "independent."

                                                                                                     NUMBER OF
                                                                                                    PORTFOLIOS
                                                                                                      IN FUND
                                                                                                      COMPLEX
                            POSITION HELD    TERM OF OFFICE AND LENGTH   PRINCIPAL OCCUPATION(S)     OVERSEEN
NAME, AGE AND ADDRESS      WITH THE COMPANY       OF TIME SERVED        DURING THE PAST FIVE YEARS  BY DIRECTOR
---------------------------------------------------------------------------------------------------------------
William H. Grigg           Director          Term of Office: through    Retired; Chairman Emeritus      93
Age: 69                                      2004.                      since July 1997, Chairman
c/o Nations funds                                                       and Chief Executive
One Bank of America Plaza                    Length of Service: 11      Officer through July
Charlotte, NC 28255                          years                      1997 -- Duke Power Co.
Thomas F. Keller           Director          Term of Office: through    R.J. Reynolds Industries        93
Age: 70                                      2002.                      Professor of Business
c/o Nations Funds                                                       Administration, Fuqua
One Bank of America Plaza                    Length of Service: 10      School of Business, Duke
Charlotte, NC 28255                          years                      University
A. Max Walker              Director and      Term of Office: through    Independent Financial           93
Age: 79                    Chairman of the   2003.                      Consultant
c/o Nations Funds          Board
One Bank of America Plaza                    Length of Service: 16
Charlotte, NC 28255                          years
Robert H. Gordon           President         Term of Office:            President of the Company,      N/A
Age: 40                                      Indefinite                 Nations Balanced Target
c/o Nations Funds                                                       Maturity Fund, Inc.,
One Bank of America Plaza                    Length of Service: 4       Nations Government Income
Charlotte, NC 28255                          years.                     Term Trust 2003, Inc. and
                                                                        Hatteras Income
                                                                        Securities, Inc. since
                                                                        March 1998. President and
                                                                        Director, BA Advisors (or
                                                                        its predecessors) since
                                                                        February 1998; Co-Chairman
                                                                        of the Board, BACAP since
                                                                        January 2000; Senior Vice-
                                                                        President, BA Advisors (or
                                                                        its predecessors) 1995-
                                                                        February 1998; Senior Vice
                                                                        President, Bank of America
                                                                        since 1993.
Edward D. Bedard           Chief Financial   Term of Office:            Chief Financial Officer of     N/A
Age: 43                    Officer           Indefinite                 the Company, Nations
c/o Nations Funds                                                       Balanced Target Maturity
One Bank of America Plaza                    Length of Service: 5       Fund, Inc., Nations
Charlotte, NC 28255                          years.                     Government Income Term
                                                                        Trust 2003, Inc. and
                                                                        Hatteras Income
                                                                        Securities, Inc. since
                                                                        1997. Director of BA
                                                                        Advisors (or its
                                                                        predecessors) since 1997;
                                                                        Senior Vice President,
                                                                        Chief Operating Officer,
                                                                        BA Advisors (or its
                                                                        predecessors) since 1996;
                                                                        Chief Administrative
                                                                        Officer and Treasurer,
                                                                        BACAP since January 2000.


                             OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS          HELD BY DIRECTOR
-------------------------  ------------------------
William H. Grigg           Director, The Shaw
Age: 69                    Group, Inc.; and
c/o Nations funds          Director and Vice
One Bank of America Plaza  Chairman, Aegis
Charlotte, NC 28255        Insurance Services, Ltd.
                           (a mutual insurance
                           company in Bermuda).
Thomas F. Keller           Director, Wendy's
Age: 70                    International, Inc.
c/o Nations Funds          (restaurant operating
One Bank of America Plaza  and franchising);
Charlotte, NC 28255        Director, Dimon, Inc.
                           (tobacco); and Director,
                           Biogen, Inc.
                           (pharmaceutical
                           biotechnology).
A. Max Walker              None
Age: 79
c/o Nations Funds
One Bank of America Plaza
Charlotte, NC 28255
Robert H. Gordon                     N/A
Age: 40
c/o Nations Funds
One Bank of America Plaza
Charlotte, NC 28255
Edward D. Bedard                     N/A
Age: 43
c/o Nations Funds
One Bank of America Plaza
Charlotte, NC 28255

Nations Government Income Term Trust 2004, Inc.
  ADDITIONAL INFORMATION REGARDING THE COMPANY'S DIRECTORS AND PRINCIPAL OFFICERS (CONTINUED) (UNAUDITED)

                                                                                                     NUMBER OF
                                                                                                    PORTFOLIOS
                                                                                                      IN FUND
                                                                                                      COMPLEX
                            POSITION HELD    TERM OF OFFICE AND LENGTH   PRINCIPAL OCCUPATION(S)     OVERSEEN
NAME, AGE AND ADDRESS      WITH THE COMPANY       OF TIME SERVED        DURING THE PAST FIVE YEARS  BY DIRECTOR
---------------------------------------------------------------------------------------------------------------
Gerald Murphy              Treasurer         Term of Office:            Treasurer of the Company,      N/A
Age: 41                                      Indefinite                 Nations Balanced Target
c/o Nations Funds                                                       Maturity Fund, Inc.,
One Bank of America Plaza                    Length of Service: 3       Nations Government Income
Charlotte, NC 28255                          years.                     Term Trust 2003, Inc. and
                                                                        Hatteras Income
                                                                        Securities, Inc. since
                                                                        1999; Senior Vice
                                                                        President, BA Advisors (or
                                                                        its predecessors) since
                                                                        1998; Vice President,
                                                                        Citibank 1997-December
                                                                        1998; Director of
                                                                        Financial Administration,
                                                                        Playfair & Associates, LLC
                                                                        1995-1997.
Robert B. Carroll          Secretary         Term of Office:            Secretary of the Company,      N/A
Age: 42                                      Indefinite                 Nations Balanced Target
c/o Nations Funds                                                       Maturity Fund, Inc.,
One Bank of America Plaza                    Length of Service: 5       Nations Government Income
Charlotte, NC 28255                          years.                     Term Trust 2003, Inc. and
                                                                        Hatteras Income
                                                                        Securities, Inc. since
                                                                        1997; Associate General
                                                                        Counsel, Bank of America
                                                                        Corporation since 1999;
                                                                        Assistant General Counsel,
                                                                        Bank of America
                                                                        Corporation 1996-1999.


                             OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS          HELD BY DIRECTOR
-------------------------  ------------------------
Gerald Murphy                        N/A
Age: 41
c/o Nations Funds
One Bank of America Plaza
Charlotte, NC 28255
Robert B. Carroll                    N/A
Age: 42
c/o Nations Funds
One Bank of America Plaza
Charlotte, NC 28255

Nations Government Income Term Trust 2004, Inc.
  DIVIDEND REINVESTMENT PLAN

The Company's Dividend Reinvestment Plan (the "Plan") offers an automatic way to reinvest dividends and capital gains distributions in shares of the Company.

PARTICIPATION

Shareholders of record will receive their dividends in cash unless they have otherwise instructed PFPC (the "Plan Agent"), acting as agent for each participant in the Plan, in writing. Such a notice must be received by the Plan Agent not less than 5 business days prior to the record date for a dividend or distribution in order to be effective with respect to that dividend or distribution. A notice which is not received by that time will be effective only with respect to subsequent dividends and distributions.

Shareholders who do not participate in the Plan will receive all distributions by check mailed directly to the shareholder by PFPC, as dividend paying agent. For federal income tax purposes, dividends are treated as income or capital gains, regardless of whether they are received in cash or reinvested in additional shares.

Participants may terminate their participation in the Plan by written notice to the Plan Agent. If the written notice is received at least 5 business days before the record date of any distribution, it will be effective immediately. If such notice is received after that date, it will be effective as soon as possible after the reinvestment of the dividend or distribution.

PRICING OF DIVIDENDS AND DISTRIBUTIONS

Whenever the Company's Board of Directors declares a dividend or other distribution payable in cash or, at the option of the Plan Agent, in shares of capital stock issued by the Company, the Plan Agent will elect on behalf of the participants to receive the dividend in authorized but unissued shares of capital stock if the net asset value per share (as determined by the investment advisor of the Company as of the close of business on the record date for the dividend or distribution) is equal to or less than 95% of the closing market price per share of the capital stock of the Company on the New York Stock Exchange (the "Exchange") on such record date plus estimated brokerage commissions. The number of such authorized but unissued shares to be credited to a participant's account will be determined as of the close of business on the record date for the dividend, by valuing such shares at the greater of the net asset value per share or 95% of the market price per share. The Plan Agent will credit each participant's account with the number of shares corresponding in value, as determined under the foregoing formula, to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is equal to or less than the closing market price per share of the capital stock of the Company on the Exchange on such record date plus estimated brokerage commissions but exceeds 95% of such closing market price plus estimated brokerage commissions, the Plan Agent may elect on behalf of all participants (i) to take the dividend in cash and as soon as practicable thereafter, consistent with obtaining the best price and execution, proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided, and will credit each participant's account with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan or
(ii) to receive the dividend in authorized but unissued shares of capital stock, in which case the Plan Agent will credit each participant's account with the number of shares corresponding in value (determined by valuing such shares at the greater of the net asset value per share or 95% of the market price per share, in each case as of the close of business on the record date for the dividend or distribution) to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is higher than the closing market price per share of the capital stock on the Exchange including estimated brokerage commissions on such record date, the Plan Agent will elect to take the dividend in cash and as soon as practicable, consistent with obtaining the best price and execution, the Plan Agent will proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided. Each participant's account will be credited with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan. Under such circumstances, in anticipation of receipt of a dividend in cash, the Plan Agent may purchase shares in

Nations Government Income Term Trust 2004, Inc.
  DIVIDEND REINVESTMENT PLAN (CONTINUED)

the open market during the period between the record date and the payable date for the dividend or distribution. The Plan has been amended to specifically authorize such anticipatory purchases.

If the Plan Agent elects to purchase shares in the open market, and if before the Plan Agent has completed its purchases the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Company's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Company. During certain market conditions, it may be impracticable or impossible to complete a market purchase program at prices that are below or not substantially in excess of net asset value, and, in such event, the Company may, in its discretion, issue the required shares.

NO SERVICE FEE TO REINVEST

There is no service fee charged to participants for reinvesting dividends or distributions from net realized capital gains. The Plan Agent's fees for the handling of the reinvestment of dividends and capital gains distributions will be paid by the Company. There will be no brokerage commissions with respect to shares issued directly by the Company as a result of dividends or capital gains distributions payable either in stock or cash. However, participants will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of any dividends or capital gains distributions payable only in cash.

PLAN AGENT ADDRESS AND TELEPHONE NUMBER

You may obtain more detailed information by requesting a copy of the Plan from the Plan Agent. All correspondence (including notifications) should be directed to: Nations Government Income Term Trust 2004, Inc., Dividend Reinvestment Plan, c/o PFPC Inc., P.O. Box 34602, Charlotte, NC 28234, 1.800.982.2271.

Nations Government Income Term Trust 2004, Inc.
  ANNUAL MEETING OF STOCKHOLDERS

ANNUAL MEETING OF STOCKHOLDERS

On April 26, 2001, the Company held its Annual Meeting of Stockholders. William
H. Grigg was elected as a director of the Company by the following votes:

Shares voted in favor........  10,940,853
Shares withheld..............     147,606

PO Box 34602
Charlotte, NC 28254-4602
Toll Free 1.800.321.7854







2004AR 12/01